Other non-current financial assets - Disclosure of Detailed Information About Other Non-Current Assets (Detail) - MXN ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other non-current assets and other non-current financial assets [Abstract]
Long-term notes receivable	$ 1,950	$ 2,000
Derivative financial instruments	1,628	4,702
Total	$ 3,578	$ 6,702